Acquisitions, disposals and discontinued operations	12 Months Ended
Dec. 31, 2023
Acquisitions, disposals and discontinued operations
Acquisitions, disposals and discontinued operations
6.	Acquisitions, disposals and discontinued operations

2023

Sale of RealWeb Latvia

In September 2023, the Group sold Latvia based subsidiaries “RealWeb Latvia” SIA and “RW Consulting” SIA to an unrelated party for insignificant consideration. Since that date their operations are considered as discontinued. These entities represented the part of the Group’s Digital Marketing operating segment. Cash and cash equivalents disposed with these subsidiaries amounted to 186.

Sale of Russian business

In June 2023, following a decision by NASDAQ to allow continuance of the Company’s listing subject to divestment of its Russian assets, management announced the restructuring plan to achieve the goal for the Company to have practically no business in Russia. During the second half of 2023 the Group was considering different options for the divestment. By the end of the year 2023 management committed to a plan to sell QIWI JSC together with its subsidiaries to the CEO of the Group. At December 31, 2023, the Russian business was classified as a disposal group held for sale and as discontinued operations, representing a major geographical area of operation. The sale was completed in January 2024 (Note 29).

The list of subsidiaries that were disposed of is presented below:

		Ownership
Name of subsidiary	Location	interest
JSC QIWI	Russia	100%
QIWI Bank JSC	Russia	100%
QIWI Technologies LLC	Russia	100%
ROWI Factoring Plus LLC	Russia	51%
Rocket Universe LLC	Russia	100%
Billing Online Solutions LLC	Russia	100%
FreeAtLast LLC	Russia	100%
QIWI Finance LLC	Russia	100%
ROWI Tech LLC	Russia	51%
Flocktory LLC	Russia	100%
Qiwi Lab LLC	Russia	100%
QIWI Payments LLC	Russia	100%
IntellectMoney LLC	Russia	100%
Managing Company “RealWeb” Ltd	Russia	100%
IA RealWeb Ltd	Russia	75%
Sfera LLC	Russia	83%
Centra Ltd	Russia	100%
De Vision Ltd	Russia	75%
Vailmobail LLC	Russia	75%
Konversiya LLC	Russia	75%
Epic Growth LLC	Russia	83%
Data Go LLC	Russia	75%
IA REAL WEB CJSC	Armenia	75%
JLLC OSMP BEL	Belarus	51%
QIWI-M S.R.L.	Moldova	51%

These entities represented a significant part of the Group’s Payment services operating segment and entire Digital Marketing and ROWI operating segments.

6.	Acquisitions, disposals and discontinued operations (continued)

Sale of Russian business (continued)

The major classes of assets and liabilities of Russian entities classified as held for sale as at December 31, 2023 are, as follows:

Assets	Notes
Debt securities	28	31,340
Loans issued		19,745
Tax receivables		416
Deferred tax assets	24	985
Trade and other receivables		18,187
Other assets		926
Cash and cash equivalents		30,796
Assets held for sale		102,395

Liabilities
Deferred income		1,485
Tax payables		779
Trade and other payables		28,984
Customer accounts and amounts due to banks		15,949
Debt*	28	8,162
Lease liabilities		462
Other liabilities		138
Liabilities directly associated with the assets held for sale		55,959
Net assets directly associated with the disposal group		46,436

Amounts included in accumulated OCI:
Foreign currency translation reserve		31
Reserve for debt instruments at FVOCI		(280)
Reserve of disposal group classified as held for sale		(249)

* In October 2023 the Group issued unsecured bonds at the principal amount of RUB 8.5 billion with a floating nominal interest rate of RUONIA+3.4% (Issue costs amounted to 80, so that the effective interest rate comprised RUONIA+3.6%). The interest rate is fixed until October 31, 2025, after which the Group can change it and the investors will have the right to present the bonds for redemption. The Bonds are due in 2027. The Group is subject to a number of covenants regarding the bonds issued. As of December 31, 2023 and December 31, 2022, the Group was in compliance with all covenants stipulated by the public irrevocable offers.

Additionally discontinued business has 3,999 net liabilities owed to continuing one that were eliminated as intra-group balances as at December 31, 2023, and not included into amount of net assets above.

Write-down of non-current assets

Immediately before the classification of Russian subsidiaries as disposal group, the recoverable amount was estimated for the CGUs included in this group and no impairment loss was identified. Following the classification, an impairment loss of 14,354 for write-down of non-current assets was recognised on December 31, 2023, to reduce the carrying amount of the non-current assets classified as held for sale effectively to zero, in order to measure a disposal group held for sale at the lower of the carrying amount and fair value less costs to sell. The remaining loss was recognized upon disposal (Note 29). The impairment loss was applied to the carrying amount of Goodwill 8,724, Intangible assets 4,017 and property and equipment 1,613 within the disposal group. This impairment of non-current assets was recognized in discontinued operations in the statement of profit or loss. The fair value of the disposal group was determined using the price of the offer received from the buyer without any adjustments (Level 2).

6.	Acquisitions, disposals and discontinued operations (continued)

Sale of Russian business (continued)

The results of the discontinued operations for the years ended December 31 are presented below:

	Notes	2021	2022	2023
		RF	RF	RF	Latvia	Total

Revenue:		39,071	47,288	59,541	4,574	64,115
Revenue from contracts with customers	20	34,035	39,048	49,786	4,574	54,360
Interest revenue calculated using the effective interest rate	20	3,372	6,624	8,217	—	8,217
Fees from inactive accounts and unclaimed payments		1,664	1,616	1,538	—	1,538
Operating costs and expenses:		(26,557)	(27,637)	(44,736)	(4,541)	(49,277)
Cost of revenue (exclusive of items shown separately below)	21	(16,946)	(14,675)	(26,627)	(4,486)	(31,113)
Selling, general and administrative expenses	22	(2,388)	(3,080)	(4,302)	(17)	(4,319)
Personnel expenses		(5,766)	(7,410)	(10,701)	(37)	(10,738)
Depreciation and amortization	9	(1,106)	(1,059)	(1,276)	—	(1,276)
Credit loss expense	10,11,25	(339)	(1,402)	(1,830)	(1)	(1,831)
Impairment of non-current assets		(12)	(11)	—	—	—
Profit from operations the ordinary activities		12,514	19,651	14,805	33	14,838
Foreign exchange gain/(loss), net		(23)	(197)	1,893	1	1,894
Other income and expenses, net		(105)	(78)	(62)	(1)	(63)
Profit before tax from the ordinary activities		12,386	19,376	16,636	33	16,669
Income tax expense	24	(2,590)	(3,885)	(3,528)	(7)	(3,535)
Net profit from the ordinary activities		9,796	15,491	13,108	26	13,134

Impairment loss recognised on the remeasurement to bring down to fair value less costs to sell		—	—	(14,354)	—	(14,354)
Income tax related to remeasurement to fair value less costs to sell		—	—	1,926	—	1,926
Loss on sale of discontinued operations		—	—	—	(17)	(17)
Total profit for the year from discontinued operations		9,796	15,491	680	9	689

Attributable to:
Equity holders of the parent		9,659	14,855			381
Non-controlling interests		137	636			308

Earnings per share for discontinued operations
Basic, profit from discontinued operations attributable to ordinary equity holders of the parent		154.71	237.23			6.08
Diluted, profit from discontinued operations attributable to ordinary equity holders of the parent		154.66	237.23			6.08

Subsequent to the disposal, the Group will continue to purchase processing and acquiring services from some of its former subsidiaries. Although intra-group transactions have been fully eliminated in the consolidated financial results, management has elected to attribute the elimination of transactions between continuing and discontinued operations before the disposal in a way that reflects the continuance of these transactions subsequent to the disposal, because management believes this is useful to the users of the financial statements. This presentation only covers operating activities. To achieve this presentation the intra-group revenues and costs thereof have been eliminated from the results of the discontinued operations. Because purchases from the discontinued operations will continue after the disposal, intra-group purchases made by the continuing operations are retained in continuing operations. All investing and financing relationships between the Group and these Russian subsidiaries will be terminated and are not considered ongoing.

6.	Acquisitions, disposals and discontinued operations (Continued)

Sale of Russian business (continued)

The net cash flows incurred by the discontinued operations are as follows:

	2021	2022	2023
Operating	(2,852)	15,634	6,853
Investing	(7,660)	(2,033)	(16,705)
Financing	(2,200)	(1,205)	3,438
Net cash (outflow)/inflow	(12,712)	12,396	(6,414)

2022

Taxiaggregator

During December 2021 - January 2022, the Group completed a series of transactions related to the acquisition of assets of the Taxiaggregator business combined with the hiring of its employees into an existing Group subsidiary QIWI Technologies LLC. In January 2022, the Group obtained control over the Taxiaggregator business. As a result, the Group came to own 80% of the business with the remaining 20% owned by the founder of Taxiaggregator. The acquisition has been accounted for using the acquisition method.

Taxiaggregator is a SaaS platform that provides payment solutions and data analytics tool for taxi companies and taxi drivers. The platform allows drivers to see balances and order history from all aggregators consolidated in real time at a convenient interface and get instant payouts after each trip. The transaction falls within the Group’s strategy to further develop its value proposition in payment segment for self-employed. QIWI had been an exclusive payment partner of Taxiaggregator form its inception. The Group’s expenses for information services from the business for the year ended December 31, 2021, amounted to 139.

The consideration measured at fair values comprised the following:

The acquisition date fair value of the Group’s previously held interest	116
Cash consideration	706
Total consideration transferred	822

Cash consideration has been paid in full as of March 31, 2022 (215 during the first quarter 2022 and 491 during the year 2021).

The fair value of the identifiable assets and liabilities as of the date of acquisition was:

Fair value
Net assets acquired:
Intangible assets	233
Software	64
Customer relationships	169
Deferred tax liabilities	(39)
Total identifiable net assets at fair value	194
Group’s share of net assets acquired (80%)	156
Goodwill arising on acquisition	666

The Goodwill resulted as the difference between the Group’s share of the fair value of net assets acquired in the business combination and the consideration paid amounted to 666 and related to the potential synergy with the Payment services segment of the Group. Goodwill was allocated to the Payment services CGU. None of the goodwill recognized is expected to be deductible for income tax purposes.

6.	Acquisitions, disposals and discontinued operations (continued)

Taxiaggregator (continued)

Revenue and net profit of the Taxiaggregator business from the acquisition date to December 31, 2022 was insignificant.

During the second quarter of 2023, the Group acquired remaining 20% for the amount of 304.

RealWeb

During December 2022, the Group completed a series of transactions related to the acquisition of subsidiaries of RealWeb group. In the middle of December 2022, the Group obtained control over the RealWeb business. As a result, the Group owns 79% of the business. The acquisition has been accounted for using the acquisition method. Pre-existing relationships between the Group and RealWeb were not significant.

RealWeb is a leading full-cycle digital marketing service provider in Russia, which provides context and media advertising management services, social network presence, programmatic, CPA and mobile marketing type of services. The transaction allows the Group to attain leading positions in the growing advertising and digital marketing business segments based on RealWeb’s expertise and to further diversify the Group’s product portfolio.

The consideration transferred to the seller comprised cash only and amounted to 1,773.

The fair value of the identifiable assets and liabilities as of the date of the acquisition was:

Net assets acquired:	Fair value
Intangible assets	1,163
Software	792
Trademarks	371
Trade and other receivables	3,248
Cash and cash equivalents	3,089
Other assets	116
Deferred tax	(123)
Trade and other payables	(6,140)
Other liabilities	(273)
Total identifiable net assets at fair value	1,080
Group’s share of net assets acquired (79%)	849
Goodwill arising on acquisition	924

The Group applied the relief-from-royalty method to determine the fair value of the trademarks and replacement cost approach to determine the fair value of the software. The significant assumptions used to estimate the fair value of the trademarks are the forecasted revenue growth rates, royalty rate and discount rate. The significant assumptions used to estimate the fair value of the software are the number of staff hours required to develop the software and the related personnel cost.

The Goodwill calculated as the difference between the Group’s share of the fair value of the identifiable net assets acquired in the business combination and the consideration paid amounted to 924 and related to the expected synergy with the Group’s existing business. Goodwill was allocated to the new CGU RealWeb. None of the goodwill recognised is expected to be deductible for the income tax purposes.

6.	Acquisitions, disposals and discontinued operations (continued)

RealWeb (continued)

Revenue of RealWeb business from the acquisition date to December 31, 2022, amounted to 981 and the net profit was insignificant. The management of the Group does not provide the information regarding revenue and profit or loss of the combined entity for the year 2022 as though the acquisition happened on January 1, 2022, due to the fact that RealWeb had no financial statements prepared in accordance with IFRS and therefore preparation of such disclosure would have been impractical.

Analysis of cash flows on acquisition:	Amount
Cash paid	(1,773)
Net cash acquired with the subsidiaries	3,089
Total cash acquired in business combination	1,316

Investment in associate

At the end of September, 2022, the Group acquired a minority stake in a fintech company (Note 5, Note 15) that provides financial services for underbanked customers in Middle East and North Africa region. The transaction is in line with the management plans for an expansion to the international fintech markets. Also, as part of the deal, the Group obtained for free the option to increase its stake in the future, valid until the end of August 2024. The Group recognizes this investment as an associate and accounts for it under the equity method, given the Group has call option and representation on the board of directors of the associate.

The transaction was financed within the Group’s available cash. As part of the deal, the Group obtained for free the option to increase its stake in the future up to 26% on favorable conditions until the end of April 2024.

The consideration measured at fair values was made by the following:

Cash consideration transferred ($11 million)	660
Fair value of option received from associate	(333)
Total consideration	327

Cash consideration has been paid in full as of the reporting date.

The fair value of the identifiable assets and liabilities as of the date of acquisition was:

Net assets acquired:	Fair value
Intangible assets	408
Accounts receivable	610
Cash and cash equivalents	603
Other assets	25
Debt	(512)
Trade and other payables	(204)
Other liabilities	(57)
Total identifiable net assets at fair value	873
Group’s share of net assets acquired (9.9%)	86
Goodwill arising on acquisition	241

6.	Acquisitions, disposals and discontinued operations (continued)

Investment in associate (continued)

Goodwill related to the associate amounted to 241 and is included in the carrying amount of the investment in associate.

At the end of June 2023, the Group acquired an additional share of 3.2% for a cash consideration 315 and recognized additional goodwill of 308.

2021

Tochka sale

During third quarter 2021, the Group has completed the sale of its 40% stake (45% economic interest) in the capital of its associate company, Tochka to a third party.

The result of disposal is presented below:

Fixed amount	4,947
Amount contingent on Tochka’s earnings for the year 2021	4,647
Dividends received from associate*	532
Carrying amount of disposed investment	(1,949)
Total gain on disposal	8,177

*Receiving the Dividends was the substantial condition of the transaction and treated as part of the price. Dividends were received after the Group has ceased to apply equity accounting for the associate.

Dividends and fixed amount of cash consideration were received during the third quarter of 2021. Contingent part was received in second quarter of 2022 in the amount of 4,855.